Leases (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of Leases [Abstract]
Schedule of Leases Right-of-use Assets
The following table outlines the carrying amounts of right-of-use assets:

	September 30, 2025	December 31, 2024
Land and improvements	$61	$63
Building and leasehold improvements and other	429	435
Total	$490	$498
The following table summarizes the depreciation of right-of-use assets:

	Three Months Ended September 30		Nine Months Ended September 30
	2025	2024	2025	2024
Land and improvements	$1	$1	$3	$3
Building and leasehold improvements and other	11	20	34	53
Total	$12	$21	$37	$56